Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash, cash equivalents and short-term deposits

	At December 31,
	2022	2023	2024
	(in thousands)
Cash at banks	$5,664	$5,697	$9,085
Cash equivalents	7	8	8
Short-term deposits	5,000	—	53,000
Cash, cash equivalents and deposits	$10,671	$5,705	$62,093
Cash at banks earns no interest. Cash equivalents in money market funds and short-term deposits are invested for short-term periods depending on the immediate cash requirements of the Company, and earn interest at market rates for short-term investments. The fair value of cash, cash equivalents and short-term deposits is equal to book value. Most of the cash, cash equivalents and short-term deposits is held in U.S. dollar and euros as follows:

	At December 31,
	2022	2023	2024
	(in thousands)
U.S. dollar denominated accounts	$9,720	$5,250	$61,189
Euro denominated accounts	466	91	509
GBP denominated accounts	19	319	130
SGP denominated accounts	23	13	24
NIS denominated accounts	428	1	214
RMB denominated accounts	3	10	17
Other currencies denominated accounts	12	21	10
Cash, cash equivalents and short-term deposits	$10,671	$5,705	$62,093